Commitments, Guarantees, Charges and Contingent Liabilities (Details) $ / shares in Units, ₪ in Thousands										1 Months Ended								12 Months Ended
	Nov. 06, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 17, 2023 $ / shares	Jan. 30, 2023 ILS (₪)	Oct. 20, 2022 USD ($)	Oct. 20, 2022 ILS (₪)	Mar. 29, 2022 USD ($)	Mar. 29, 2022 ILS (₪)	Mar. 27, 2022	Nov. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Oct. 31, 2022 USD ($)	Oct. 31, 2022 ILS (₪)	Sep. 30, 2022 USD ($)	Jul. 31, 2021	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Mar. 31, 2024 $ / shares	Jun. 12, 2023 USD ($)
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Pledge charge amounts													$ 1,575,000					$ 1,788,000		$ 1,575,000
Aggregate amount																		1,839,000
Bank guarantees amount																		1,839,000
Revenue							$ 250,000	₪ 800										42,657,000		$ 50,002,000	$ 29,533,000
Percentage of ordinary price									35.00%
Total damages																		70,000,000,000	₪ 229,000
Reduced claimed amount (in New Shekels) | ₪						₪ 229,440,000
Damage claim amount | ₪																			₪ 272,000
Principal amount																							$ 12,000,000,000
Failed to repay amount																		2,500,000,000
Debt paid	$ 71,615
Cumulative amount																		$ 350,000,000
Percentage of committed to pay fee amount																	5.00%
Warrants to purchase shares percentage																	5.00%
Commission amount		$ 1,500,000														$ 50
Purchase warrants (in Shares) | shares																		4,076,923	4,076,923
Additional amount																		$ 70,000
Marketing budget																		$ 280
Non-refundable fee percentage																		5.00%	5.00%
Cash payments																		$ 4,200
Converted price per share (in Dollars per share) | $ / shares			$ 2															$ 1.5
Exercise price (in Dollars per share) | $ / shares													$ 4.81							$ 4.81		$ 1.5
Warrant exercisable period													4 years
Total service amount																		$ 140
Aggregate amount (in New Shekels)										$ 4,800,000				$ 2,250,000	₪ 7,900			2,500,000	₪ 17,000
Amount claim against alleged unlawful termination (in New Shekels) | ₪																			₪ 847,000
Bottom of Range [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Damage claim amount | ₪						₪ 5,440,000
Bottom of range [member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Damage claim amount					$ 1,480,000,000
A-Labs Agreement [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Commission amount																		$ 4,200,000,000
Nonadjusting Events After Reporting Period [Member]
Commitments, Guarantees, Charges and Contingent Liabilities (Details) [Line Items]
Loss Contingency damages value increased amount (in New Shekels) | ₪				₪ 64,000
Commission amount												$ 50
Additionally total amount											$ 2,200,000,000
Converted price per share (in Dollars per share) | $ / shares											$ 10
Purchase of ordinary shares value											$ 20,000,000,000
Exercise price (in Dollars per share) | $ / shares																						$ 0.9